RETIREMENT BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Recognised liability at beginning of the year	$ 1,819	$ 1,922
Recognised in profit or loss in the current year	177	152
Interest on obligation	177	152
Other	1,613	1,819
Actuarial gains	(85)	(48)
Translation	(147)	(70)
Employer payments	(151)	(137)
Present value of unfunded obligation recognised as a liability at end of year	1,613	1,819
Current portion	124	0
Non-current	$ 1,489	$ 1,819
The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	7.80%	7.10%
Discount rate (p.a.)	10.40%	10.30%
CPI inflation	5.80%	5.10%
Continuation at retirement	75.00%	75.00%